CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Games USD ($)		Dec. 31, 2014 Games CNY		Dec. 31, 2013 Games CNY		Dec. 31, 2012 Games CNY		Dec. 31, 2013 Handset design CNY		Dec. 31, 2012 Handset design CNY		Dec. 31, 2014 Class A and Class B Ordinary Shares USD ($)	Dec. 31, 2014 Class A and Class B Ordinary Shares CNY	Dec. 31, 2013 Class A and Class B Ordinary Shares CNY	Dec. 31, 2012 Class A and Class B Ordinary Shares CNY	Dec. 31, 2014 American Depository Share USD ($)	Dec. 31, 2014 American Depository Share CNY	Dec. 31, 2013 American Depository Share CNY	Dec. 31, 2012 American Depository Share CNY
Net revenues
Total net revenues	$ 203,832	[1]	1,264,695	[1]	353,007	[1]	187,593	[1]	$ 203,832	[1]	1,264,695	[1]	319,218	[1]	172,185	[1]	33,789	[1]	15,408	[1]
Cost of revenues
Total cost of revenues	(77,997)	[2]	(483,943)	[2]	(155,997)	[2]	(91,730)	[2]	(77,997)	[2]	(483,943)	[2]	(124,506)	[2]	(74,878)	[2]	(31,491)	[2]	(16,852)	[2]
Gross profit	125,835		780,752		197,010		95,863
Operating expenses:
Selling expenses	(51,718)		(320,887)		(110,954)		(15,838)
General and administrative expenses	(21,141)		(131,174)		(55,925)		(35,633)
Research and development expenses	(17,937)		(111,293)		(54,294)		(35,071)
Impairment of goodwill							(33,517)
Impairment of intangible assets					(2,613)		(10,910)
Listing expenses							(17,307)
Total operating expenses	(90,796)		(563,354)		(223,786)		(148,276)
Operating (loss) income	35,039		217,398		(26,776)		(52,413)
Interest income	1,328		8,241		3,322		1,474
Share of losses in equity method investments	(292)		(1,809)
Other income	844	[3]	5,238	[3]	25,654	[3]	451	[3]
Changes in fair value of contingently returnable consideration assets					24,366		27,326
(Loss) income before income taxes and noncontrolling interests	36,919		229,068		26,566		(23,162)
Income tax benefit (expense)	(180)		(1,121)		197		8,689
Net (loss) income	36,739		227,947		26,763		(14,473)
Accretion of contingently redeemable ordinary shares					(3,174)		(3,023)
Net (loss) income attributable to shareholders	36,739		227,947		23,589		(17,496)
Net (loss) income attributable to noncontrolling interests	(673)		(4,177)		503		(135)
Net (loss) income attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	37,412		232,124		23,086		(17,361)
Other comprehensive income (loss):
Foreign currency translation adjustments	(537)		(3,332)		542		7
Unrealized gains on available-for-sale security	77		475		0		0
Other comprehensive income (loss)	(460)		(2,857)		542		7
Comprehensive (loss) income	36,279		225,090		24,131		(17,489)
Comprehensive (loss) income attributable to noncontrolling interests	(673)		(4,177)		451		(135)
Comprehensive (loss) income	$ 36,952		229,267		23,680		(17,354)
Earnings (loss) per share:
Basic																					$ 0.09	0.55	0.07	(0.06)	$ 1.24	7.67	0.98	(0.84)
Diluted																					$ 0.08	0.52	0.06	(0.06)	$ 1.16	7.22	0.84	(0.84)
Weighted average number shares outstanding:
Basic																					423,638,426	423,638,426	319,576,830	302,853,059	30,259,888	30,259,888	22,826,916	21,632,361
Diluted																					449,823,005	449,823,005	333,580,269	302,853,059	32,130,215	32,130,215	23,827,162	21,632,361

[1]	Net revenues from related parties Games - 7,444 - -
[2]	Cost of revenues to related parties Games - (1,571) (546) (88)
[3]	Other income from related parties - 12,013 - -